Commitments, Guarantees and Contingent Liabilities - Florida and Louisiana Citizens (Details)	12 Months Ended
Dec. 31, 2018
FL Citizens
Loss Contingencies
Assessment rate, percent of deficit or prior year premiums	2.00%
Surcharge on policies, deadline for filing prior to imposing	15 days
Emergency assessment maximum percentage of premiums subsequent years, FL OIR	0.00%
LA Citizens
Loss Contingencies
Assessment rate, percent of deficit or prior year premiums	10.00%